Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

Farm Bureau Life Annuity Account

Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Accounts), as of December 31, 2024, and the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Accounts as of December 31, 2024, and the results of their operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Accounts’ auditor since 2024.

West Des Moines, Iowa

April 30, 2025

Appendix

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts
Product A & B	Product C
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	CVT EAFE International Index Portfolio - Class F
BNY Mellon VIF Appreciation Portfolio - Initial Shares	CVT NASDAQ-100 Index Portfolio
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	CVT Russell 2000® Small Cap Index Portfolio - Class F
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	CVT S&P MidCap 400 Index Portfolio - Class F
CVT NASDAQ-100 Index Portfolio	Columbia VP Overseas Core Fund - Class 1
CVT Russell 2000® Small Cap Index Portfolio	Columbia VP Select Mid Cap Value Fund - Class 1
CVT S&P MidCap 400 Index Portfolio	Columbia VP Small Cap Value Fund - Class 2
Federated Hermes Government Money Fund II - Service Shares	Columbia VP Small Company Growth Fund - Class 2
Federated Hermes Managed Volatility Fund II - Primary Shares	DWS Global Small Cap VIP - Class A
Federated Hermes Quality Bond Fund II - Primary Shares	DWS International Growth VIP - Class A
Fidelity® VIP Contrafund® Portfolio - Initial Class	Federated Hermes Government Money Fund II - Service Shares
Fidelity® VIP Growth & Income Portfolio - Initial Class	Federated Hermes Managed Volatility Fund II - Primary Shares
Fidelity® VIP Growth Portfolio - Initial Class	Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2
Franklin Global Real Estate VIP Fund - Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Franklin Mutual Shares VIP Fund - Class 2	Fidelity® VIP Real Estate Portfolio - Service Class 2
Franklin Small Cap Value VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II	LVIP JPMorgan Small Cap Core Fund - Service
LVIP American Century Inflation Protection Fund - Standard II	T. Rowe Price All-Cap Opportunities Portfolio
LVIP American Century Mid Cap Value Fund - Standard II	T. Rowe Price Equity Income Portfolio
LVIP American Century Ultra Fund - Standard II	T. Rowe Price Moderate Allocation Portfolio
LVIP American Century Value Fund - Standard II	T. Rowe Price International Stock Portfolio
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of Farm Bureau Life Annuity Account

Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Separate Account), for the year ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in its net assets for the year ended December 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We served as the Separate Account’s auditor from 1994 to 2024.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts

Product A & B

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Growth & Income Portfolio - Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

CVT NASDAQ-100 Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio

CVT S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP American Century Capital Appreciation Fund – Standard II

LVIP American Century Inflation Protection Fund – Standard II

LVIP American Century Mid Cap Value Fund – Standard II

LVIP American Century Ultra Fund – Standard II

LVIP American Century Value Fund – Standard II

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product C

CVT EAFE International Index Portfolio - Class F

CVT NASDAQ-100 Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio - Class F

CVT S&P MidCap 400 Index Portfolio - Class F

Columbia VP Overseas Core Fund - Class 1

Columbia VP Select Mid Cap Value Fund - Class 1

Columbia VP Small Cap Value Fund - Class 2

Columbia VP Small Company Growth Fund - Class 2

DWS Global Small Cap VIP - Class A

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

LVIP JPMorgan Small Cap Core Fund - Service

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities
December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$697,619	$697,619	$-	$697,619	$554,869	12,840.39	15,417.46	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,344,052	5,330,009	14,043	5,344,052	5,316,600	146,452.52	103,929.76	273.82
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,678,651	1,678,651	-	1,678,651	1,369,127	44,787.91	29,772.44	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,966,781	1,966,781	-	1,966,781	1,937,949	45,151.08	66,305.34	-
CVT NASDAQ-100 Index Portfolio	15,902,662	15,902,662	-	15,902,662	9,281,355	95,032.04	109,021.33	-
CVT Russell 2000® Small Cap Index Portfolio	4,757,116	4,748,007	9,109	4,757,116	4,357,866	55,379.70	93,062.17	178.55
CVT S&P MidCap 400 Index Portfolio	5,764,459	5,754,049	10,410	5,764,459	4,974,840	44,873.57	83,021.52	150.20
Federated Hermes Government Money Fund II - Service Shares	1,836,264	1,836,264	-	1,836,264	1,836,264	1,836,263.86	189,608.42	-
Federated Hermes Managed Volatility Fund II - Primary Shares	27,859,129	27,850,130	8,999	27,859,129	26,972,586	2,733,967.47	1,366,982.69	441.69
Federated Hermes Quality Bond Fund II - Primary Shares	14,429,999	14,429,999	-	14,429,999	15,239,852	1,411,937.25	1,202,195.08	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	34,976,483	34,960,199	16,284	34,976,483	25,209,899	603,667.29	448,461.26	208.89
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,486,551	4,486,551	-	4,486,551	3,305,672	146,859.29	102,484.16	-
Fidelity® VIP Growth Portfolio - Initial Class	17,596,190	17,596,190	-	17,596,190	15,513,015	181,516.29	277,307.18	-
Fidelity® VIP High Income Portfolio - Service Class 2	5,494,358	5,494,358	-	5,494,358	6,083,439	1,229,162.93	189,440.87	-
Fidelity® VIP Index 500 Portfolio - Initial Class	18,888,911	18,845,940	42,971	18,888,911	9,811,843	33,166.37	374,827.19	854.65
Fidelity® VIP Mid Cap Portfolio - Service Class 2	11,332,146	11,332,146	-	11,332,146	10,871,950	319,395.32	159,461.06	-
Fidelity® VIP Overseas Portfolio - Initial Class	2,893,255	2,893,255	-	2,893,255	2,605,592	113,594.64	123,826.30	-
Franklin Global Real Estate VIP Fund - Class 2	2,340,362	2,340,362	-	2,340,362	2,695,879	190,738.58	117,637.39	-
Franklin Mutual Shares VIP Fund - Class 2	4,425,279	4,425,279	-	4,425,279	4,285,267	269,998.74	138,426.77	-
Franklin Small Cap Value VIP Fund - Class 2	4,915,218	4,915,218	-	4,915,218	4,541,747	343,241.45	81,550.59	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,877,498	3,877,498	-	3,877,498	3,872,894	262,170.22	80,206.91	-
Franklin U.S. Government Securities VIP Fund - Class 2	4,339,757	4,339,757	-	4,339,757	4,980,479	426,302.27	330,492.79	-
Templeton Growth VIP Fund - Class 2	1,572,453	1,572,453	-	1,572,453	1,411,903	125,997.82	65,757.00	-
LVIP American Century Capital Appreciation Fund – Standard II	2,666,009	2,666,009	-	2,666,009	2,199,701	159,012.82	48,668.29	-
LVIP American Century Inflation Protection Fund – Standard II	239,305	239,305	-	239,305	264,222	26,045.37	16,733.27	-
LVIP American Century Mid Cap Value Fund – Standard II	1,245,399	1,245,399	-	1,245,399	1,251,808	63,356.49	31,150.84	-
LVIP American Century Ultra Fund – Standard II	2,809,106	2,809,106	-	2,809,106	1,962,346	92,553.99	36,778.97	-
LVIP American Century Value Fund – Standard II	3,428,134	3,428,134	-	3,428,134	3,019,144	280,328.25	104,789.69	-
LVIP JPMorgan Mid Cap Value Fund - Standard	6,671,856	6,671,856	-	6,671,856	6,908,597	684,573.82	94,475.41	-
LVIP JPMorgan Small Cap Core Fund - Standard	2,122,149	2,122,149	-	2,122,149	1,977,464	97,821.94	42,386.92	-
T. Rowe Price All-Cap Opportunities Portfolio	7,942,114	7,942,114	-	7,942,114	7,222,117	207,149.56	112,679.04	-
T. Rowe Price Equity Income Portfolio	10,118,297	10,118,297	-	10,118,297	9,625,730	355,902.10	240,737.72	-
T. Rowe Price Mid-Cap Growth Portfolio	9,641,787	9,641,787	-	9,641,787	9,554,985	333,049.65	110,927.97	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)
December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$7,970,655	$7,970,655	$-	$7,970,655	$7,720,467	380,642.54	222,982.67	-
T. Rowe Price International Stock Portfolio	5,737,162	5,737,162	-	5,737,162	5,580,171	383,500.11	295,651.36	-
Product C
CVT EAFE International Index Portfolio - Class F	$137,347	$137,347	$-	$137,347	$118,349	1,448.05	10,508.79	-
CVT NASDAQ-100 Index Portfolio	1,104,137	1,104,137	-	1,104,137	881,454	6,598.17	10,422.36	-
CVT Russell 2000® Small Cap Index Portfolio - Class F	121,422	121,422	-	121,422	111,779	1,433.22	3,833.03	-
CVT S&P MidCap 400 Index Portfolio - Class F	1,777,740	1,777,740	-	1,777,740	1,465,857	13,900.54	47,443.27	-
Columbia VP Overseas Core Fund - Class 1	20,732	20,732	-	20,732	18,712	1,569.43	1,530.55	-
Columbia VP Select Mid Cap Value Fund - Class 1	95,048	95,048	-	95,048	58,389	2,292.51	3,004.85	-
Columbia VP Small Cap Value Fund - Class 2	1,164,278	1,164,278	-	1,164,278	1,064,713	87,870.06	32,708.64	-
Columbia VP Small Company Growth Fund - Class 2	184,387	184,387	-	184,387	206,568	14,845.97	4,520.80	-
DWS Global Small Cap VIP - Class A	25,889	25,889	-	25,889	26,194	2,484.54	1,334.89	-
DWS International Growth VIP - Class A	107,289	107,289	-	107,289	92,586	6,574.05	6,566.41	-
Federated Hermes Government Money Fund II - Service Shares	276,427	276,427	-	276,427	276,427	276,426.79	27,607.08	-
Federated Hermes Managed Volatility Fund II - Primary Shares	932,298	932,298	-	932,298	886,645	91,491.43	44,263.70	-
Federated Hermes Quality Bond Fund II - Primary Shares	2,494,965	2,494,965	-	2,494,965	2,614,765	244,125.71	201,055.06	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,838,412	3,838,412	-	3,838,412	2,885,716	69,160.58	77,952.36	-
Fidelity® VIP Growth Portfolio - Service Class 2	2,566,879	2,566,879	-	2,566,879	2,420,891	27,678.23	41,486.05	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,132,288	1,132,288	-	1,132,288	1,226,121	253,308.29	59,031.91	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	672,402	672,402	-	672,402	530,521	1,198.09	13,134.46	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,380,443	1,380,443	-	1,380,443	1,288,241	38,907.65	41,637.87	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	826,941	826,941	-	826,941	811,551	47,883.07	40,385.13	-
Franklin Mutual Shares VIP Fund - Class 2	2,647,468	2,647,468	-	2,647,468	2,412,878	161,529.46	110,985.09	-
Franklin Small Cap Value VIP Fund - Class 2	263,771	263,771	-	263,771	223,914	18,419.74	8,547.51	-
Franklin U.S. Government Securities VIP Fund - Class 2	2,040,701	2,040,701	-	2,040,701	2,299,650	200,461.77	180,801.04	-
Templeton Global Bond VIP Fund - Class 2	828,744	828,744	-	828,744	995,408	72,824.58	71,474.69	-
LVIP JPMorgan Small Cap Core Fund - Service	57,626	57,626	-	57,626	53,032	2,692.54	1,703.68	-
T. Rowe Price All-Cap Opportunities Portfolio	238,677	238,677	-	238,677	233,934	6,225.27	3,166.34	-
T. Rowe Price Equity Income Portfolio	1,322,382	1,322,382	-	1,322,382	1,245,823	46,513.61	43,479.18	-
T. Rowe Price Moderate Allocation Portfolio	131,386	131,386	-	131,386	132,147	6,274.39	5,182.49	-
T. Rowe Price International Stock Portfolio	2,585,093	2,585,093	-	2,585,093	2,524,055	172,800.35	158,055.41	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account
Statements of Operations

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$2,502	$(8,390)	$(5,888)	$22,039	$4,303	$26,342	$115,293	$135,747
BNY Mellon VIF Appreciation Portfolio - Initial Shares	23,384	(69,594)	(46,210)	(36,902)	409,202	372,300	275,751	601,841
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	8,871	(20,789)	(11,918)	34,409	83,423	117,832	208,027	313,941
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	14,134	(25,982)	(11,848)	(156,710)	-	(156,710)	234,239	65,681
CVT NASDAQ-100 Index Portfolio	51,656	(191,557)	(139,901)	1,532,105	1,015,585	2,547,690	816,770	3,224,559
CVT Russell 2000® Small Cap Index Portfolio	58,678	(59,453)	(775)	32,054	94,924	126,978	326,594	452,797
CVT S&P MidCap 400 Index Portfolio	68,795	(74,330)	(5,535)	239,100	247,930	487,030	203,263	684,758
Federated Hermes Government Money Fund II - Service Shares	83,525	(22,902)	60,623	-	-	-	-	60,623
Federated Hermes Managed Volatility Fund II - Primary Shares	631,655	(352,260)	279,395	(618,297)	-	(618,297)	4,032,509	3,693,607
Federated Hermes Quality Bond Fund II - Primary Shares	453,664	(188,854)	264,810	(228,440)	-	(228,440)	356,747	393,117
Fidelity® VIP Contrafund® Portfolio - Initial Class	62,414	(425,963)	(363,549)	2,633,141	3,952,843	6,585,984	2,977,570	9,200,005
Fidelity® VIP Growth & Income Portfolio - Initial Class	62,218	(55,479)	6,739	288,790	284,094	572,884	243,506	823,129
Fidelity® VIP Growth Portfolio - Initial Class	148	(217,023)	(216,875)	1,039,157	3,726,218	4,765,375	(288,845)	4,259,655
Fidelity® VIP High Income Portfolio - Service Class 2	335,712	(69,706)	266,006	(83,306)	-	(83,306)	209,002	391,702
Fidelity® VIP Index 500 Portfolio - Initial Class	230,044	(226,717)	3,327	1,328,098	10,947	1,339,045	2,387,813	3,730,185
Fidelity® VIP Mid Cap Portfolio - Service Class 2	38,583	(144,108)	(105,525)	256,332	1,504,440	1,760,772	13,108	1,668,355
Fidelity® VIP Overseas Portfolio - Initial Class	49,683	(39,453)	10,230	219,183	136,664	355,847	(247,578)	118,499
Franklin Global Real Estate VIP Fund - Class 2	45,308	(31,098)	14,210	(94,070)	-	(94,070)	42,751	(37,109)
Franklin Mutual Shares VIP Fund - Class 2	88,045	(56,902)	31,143	(118,964)	91,560	(27,404)	424,418	428,157
Franklin Small Cap Value VIP Fund - Class 2	45,229	(60,438)	(15,209)	(143,702)	111,792	(31,910)	518,548	471,429
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(48,782)	(48,782)	(120,096)	-	(120,096)	528,914	360,036
Franklin U.S. Government Securities VIP Fund - Class 2	143,308	(57,829)	85,479	(111,856)	-	(111,856)	33,238	6,861
Templeton Growth VIP Fund - Class 2	15,858	(21,100)	(5,242)	(3,020)	5,428	2,408	73,648	70,814
LVIP American Century Capital Appreciation Fund – Standard II	-	(32,084)	(32,084)	21,247	154,787	176,034	391,851	535,801
LVIP American Century Inflation Protection Fund - Standard II	9,847	(3,100)	6,747	(1,997)	-	(1,997)	(3,466)	1,284
LVIP American Century Mid Cap Value Fund - Standard II	31,647	(16,042)	15,605	(24,885)	59,359	34,474	40,307	90,386
LVIP American Century Ultra Fund - Standard II	-	(34,531)	(34,531)	166,089	225,246	391,335	298,448	655,252
LVIP American Century Value Fund - Standard II	102,740	(44,830)	57,910	52,910	206,777	259,687	(36,033)	281,564
LVIP JPMorgan Mid Cap Value Fund - Standard	81,530	(84,570)	(3,040)	(39,342)	1,029,925	990,583	(174,017)	813,526
LVIP JPMorgan Small Cap Core Fund - Standard	17,124	(27,766)	(10,642)	(52,321)	32,184	(20,137)	247,421	216,642

See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$5,636	$(98,419)	$(92,783)	$322,016	$870,694	$1,192,710	$531,972	$1,631,899
T. Rowe Price Equity Income Portfolio	188,827	(130,079)	58,748	30,851	658,184	689,035	265,844	1,013,627
T. Rowe Price Mid-Cap Growth Portfolio	-	(127,834)	(127,834)	281,955	877,786	1,159,741	(250,582)	781,325
T. Rowe Price Moderate Allocation Portfolio	186,179	(102,393)	83,786	54,444	220,556	275,000	323,151	681,937
T. Rowe Price International Stock Portfolio	55,986	(78,276)	(22,290)	(82,225)	144,878	62,653	102,209	142,572
Product C
CVT EAFE International Index Portfolio - Class F	$3,966	$(1,457)	$2,509	$1,094	$-	$1,094	$(573)	$3,030
CVT NASDAQ-100 Index Portfolio	3,850	(10,720)	(6,870)	95,004	75,686	170,690	58,740	222,560
CVT Russell 2000® Small Cap Index Portfolio - Class F	1,477	(1,170)	307	178	2,389	2,567	8,137	11,011
CVT S&P MidCap 400 Index Portfolio - Class F	22,471	(18,794)	3,677	59,325	80,983	140,308	73,969	217,954
Columbia VP Overseas Core Fund - Class 1	1,220	(252)	968	461	-	461	(671)	758
Columbia VP Select Mid Cap Value Fund - Class 1	-	(922)	(922)	854	-	854	9,624	9,556
Columbia VP Small Cap Value Fund - Class 2	6,440	(11,702)	(5,262)	27,743	52,948	80,691	11,645	87,074
Columbia VP Small Company Growth Fund - Class 2	4,066	(1,705)	2,361	(1,123)	-	(1,123)	32,987	34,225
DWS Global Small Cap VIP - Class A	413	(356)	57	3,058	1,247	4,305	(2,622)	1,740
DWS International Growth VIP - Class A	1,384	(1,117)	267	2,586	-	2,586	5,926	8,779
Federated Hermes Government Money Fund II - Service Shares	12,291	(2,699)	9,592	-	-	-	-	9,592
Federated Hermes Managed Volatility Fund II - Primary Shares	19,271	(8,963)	10,308	477	-	477	108,051	118,836
Federated Hermes Quality Bond Fund II - Primary Shares	76,958	(25,637)	51,321	(24,829)	-	(24,829)	45,686	72,178
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,237	(37,784)	(36,547)	281,651	452,135	733,786	328,798	1,026,037
Fidelity® VIP Growth Portfolio - Service Class 2	-	(25,726)	(25,726)	170,635	564,781	735,416	(69,939)	639,751
Fidelity® VIP High Income Portfolio - Service Class 2	70,434	(11,472)	58,962	(23,539)	-	(23,539)	47,497	82,920
Fidelity® VIP Index 500 Portfolio - Service Class 2	6,818	(6,619)	199	46,113	394	46,507	86,970	133,676
Fidelity® VIP Mid Cap Portfolio - Service Class 2	4,737	(14,394)	(9,657)	53,872	185,418	239,290	(15,403)	214,230
Fidelity® VIP Real Estate Portfolio - Service Class 2	32,978	(8,663)	24,315	7,166	-	7,166	14,996	46,477
Franklin Mutual Shares VIP Fund - Class 2	54,312	(27,901)	26,411	(35,746)	56,480	20,734	222,349	269,494
Franklin Small Cap Value VIP Fund - Class 2	2,374	(2,559)	(185)	862	5,867	6,729	19,451	25,995
Franklin U.S. Government Securities VIP Fund - Class 2	65,891	(21,313)	44,578	(52,035)	-	(52,035)	15,608	8,151
Templeton Global Bond VIP Fund - Class 2	-	(9,205)	(9,205)	(54,620)	-	(54,620)	(53,500)	(117,325)
LVIP JPMorgan Small Cap Core Fund - Service	382	(580)	(198)	(1,456)	883	(573)	6,512	5,741
T. Rowe Price All-Cap Opportunities Portfolio	169	(2,051)	(1,882)	919	26,052	26,971	15,557	40,646

See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Equity Income Portfolio	$23,945	$(13,082)	$10,863	$356	$85,999	$86,355	$30,795	$128,013
T. Rowe Price Moderate Allocation Portfolio	2,956	(1,365)	1,591	3,874	3,604	7,478	3,142	12,211
T. Rowe Price International Stock Portfolio	25,640	(28,216)	(2,576)	24,053	66,349	90,402	(18,872)	68,954

See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets
For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$619,531	$(5,888)	$26,342	$115,293	$135,747	$10,446	$(64,132)	$(515)	$(3,458)	$(57,659)	$78,088	$697,619
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,458,575	(46,210)	372,300	275,751	601,841	71,822	(608,542)	(5,072)	(174,572)	(716,364)	(114,523)	5,344,052
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,552,540	(11,918)	117,832	208,027	313,941	20,354	(163,096)	(1,231)	(43,857)	(187,830)	126,111	1,678,651
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,344,797	(11,848)	(156,710)	234,239	65,681	28,541	(276,230)	(1,515)	(194,493)	(443,697)	(378,016)	1,966,781
CVT NASDAQ-100 Index Portfolio	13,924,940	(139,901)	2,547,690	816,770	3,224,559	63,676	(1,197,858)	(6,903)	(105,752)	(1,246,837)	1,977,722	15,902,662
CVT Russell 2000® Small Cap Index Portfolio	4,668,871	(775)	126,978	326,594	452,797	51,025	(406,300)	(2,795)	(6,482)	(364,552)	88,245	4,757,116
CVT S&P MidCap 400 Index Portfolio	5,817,311	(5,535)	487,030	203,263	684,758	62,458	(551,207)	(3,965)	(244,896)	(737,610)	(52,852)	5,764,459
Federated Hermes Government Money Fund II - Service Shares	1,781,358	60,623	-	-	60,623	21,693	(140,197)	(1,818)	114,605	(5,717)	54,906	1,836,264
Federated Hermes Managed Volatility Fund II - Primary Shares	27,488,964	279,395	(618,297)	4,032,509	3,693,607	260,177	(3,128,959)	(25,738)	(428,922)	(3,323,442)	370,165	27,859,129
Federated Hermes Quality Bond Fund II - Primary Shares	15,514,710	264,810	(228,440)	356,747	393,117	144,693	(1,544,745)	(13,518)	(64,258)	(1,477,828)	(1,084,711)	14,429,999
Fidelity® VIP Contrafund® Portfolio - Initial Class	30,312,091	(363,549)	6,585,984	2,977,570	9,200,005	216,065	(4,255,399)	(22,786)	(473,493)	(4,535,613)	4,664,392	34,976,483
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,176,296	6,739	572,884	243,506	823,129	24,369	(435,962)	(2,985)	(98,296)	(512,874)	310,255	4,486,551
Fidelity® VIP Growth Portfolio - Initial Class	15,313,007	(216,875)	4,765,375	(288,845)	4,259,655	116,191	(1,852,769)	(9,630)	(230,264)	(1,976,472)	2,283,183	17,596,190
Fidelity® VIP High Income Portfolio - Service Class 2	5,582,802	266,006	(83,306)	209,002	391,702	72,960	(499,176)	(4,860)	(49,070)	(480,146)	(88,444)	5,494,358
Fidelity® VIP Index 500 Portfolio - Initial Class	16,562,168	3,327	1,339,045	2,387,813	3,730,185	135,117	(1,630,631)	(9,035)	101,107	(1,403,442)	2,326,743	18,888,911

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$10,956,231	$(105,525)	$1,760,772	$13,108	$1,668,355	$94,199	$(990,713)	$(8,415)	$(387,511)	$(1,292,440)	$375,915	$11,332,146
Fidelity® VIP Overseas Portfolio - Initial Class	3,479,060	10,230	355,847	(247,578)	118,499	44,624	(737,532)	(2,030)	(9,366)	(704,304)	(585,805)	2,893,255
Franklin Global Real Estate VIP Fund - Class 2	2,622,354	14,210	(94,070)	42,751	(37,109)	35,811	(261,607)	(2,587)	(16,500)	(244,883)	(281,992)	2,340,362
Franklin Mutual Shares VIP Fund - Class 2	4,426,855	31,143	(27,404)	424,418	428,157	64,513	(395,100)	(3,916)	(95,230)	(429,733)	(1,576)	4,425,279
Franklin Small Cap Value VIP Fund - Class 2	4,745,860	(15,209)	(31,910)	518,548	471,429	65,357	(348,833)	(5,268)	(13,327)	(302,071)	169,358	4,915,218
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,911,393	(48,782)	(120,096)	528,914	360,036	33,983	(382,065)	(3,581)	(42,268)	(393,931)	(33,895)	3,877,498
Franklin U.S. Government Securities VIP Fund - Class 2	4,831,910	85,479	(111,856)	33,238	6,861	60,850	(453,999)	(4,755)	(101,110)	(499,014)	(492,153)	4,339,757
Templeton Growth VIP Fund - Class 2	1,692,507	(5,242)	2,408	73,648	70,814	22,189	(175,699)	(1,496)	(35,862)	(190,868)	(120,054)	1,572,453
LVIP American Century Capital Appreciation Fund – Standard II	2,374,042	(32,084)	176,034	391,851	535,801	39,975	(258,332)	(2,102)	(23,375)	(243,834)	291,967	2,666,009
LVIP American Century Inflation Protection Fund – Standard II	247,273	6,747	(1,997)	(3,466)	1,284	3,931	(8,993)	(262)	(3,928)	(9,252)	(7,968)	239,305
LVIP American Century Mid Cap Value Fund – Standard II	1,390,818	15,605	34,474	40,307	90,386	3,354	(243,465)	(335)	4,641	(235,805)	(145,419)	1,245,399
LVIP American Century Ultra Fund – Standard II	2,519,383	(34,531)	391,335	298,448	655,252	33,120	(389,883)	(1,978)	(6,788)	(365,529)	289,723	2,809,106
LVIP American Century Value Fund – Standard II	3,519,614	57,910	259,687	(36,033)	281,564	51,610	(347,476)	(3,063)	(74,115)	(373,044)	(91,480)	3,428,134
LVIP JPMorgan Mid Cap Value Fund - Standard	6,646,399	(3,040)	990,583	(174,017)	813,526	85,848	(742,635)	(5,481)	(125,801)	(788,069)	25,457	6,671,856
LVIP JPMorgan Small Cap Core Fund - Standard	2,140,866	(10,642)	(20,137)	247,421	216,642	28,537	(149,499)	(1,722)	(112,675)	(235,359)	(18,717)	2,122,149
T. Rowe Price All-Cap Opportunities Portfolio	7,140,235	(92,783)	1,192,710	531,972	1,631,899	57,796	(877,220)	(4,358)	(6,238)	(830,020)	801,879	7,942,114

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price Equity Income Portfolio	$10,191,597	$58,748	$689,035	$265,844	$1,013,627	$45,072	$(849,053)	$(9,963)	$(272,983)	$(1,086,927)	$(73,300)	$10,118,297
T. Rowe Price Mid-Cap Growth Portfolio	9,999,230	(127,834)	1,159,741	(250,582)	781,325	78,175	(1,409,237)	(4,441)	196,735	(1,138,768)	(357,443)	9,641,787
T. Rowe Price Moderate Allocation Portfolio	8,000,440	83,786	275,000	323,151	681,937	65,645	(720,793)	(6,129)	(50,445)	(711,722)	(29,785)	7,970,655
T. Rowe Price International Stock Portfolio	6,296,215	(22,290)	62,653	102,209	142,572	92,539	(652,949)	(5,255)	(135,960)	(701,625)	(559,053)	5,737,162
Product C
CVT EAFE International Index Portfolio - Class F	$140,034	$2,509	$1,094	$(573)	$3,030	$-	$(279)	$(1,055)	$(4,383)	$(5,717)	$(2,687)	$137,347
CVT NASDAQ-100 Index Portfolio	745,744	(6,870)	170,690	58,740	222,560	8,059	(147,897)	(7,872)	283,543	135,833	358,393	1,104,137
CVT Russell 2000® Small Cap Index Portfolio - Class F	113,170	307	2,567	8,137	11,011	-	-	(782)	(1,977)	(2,759)	8,252	121,422
CVT S&P MidCap 400 Index Portfolio - Class F	1,840,049	3,677	140,308	73,969	217,954	22,153	(250,615)	(23,315)	(28,486)	(280,263)	(62,309)	1,777,740
Columbia VP Overseas Core Fund - Class 1	27,299	968	461	(671)	758	611	(7,834)	(102)	-	(7,325)	(6,567)	20,732
Columbia VP Select Mid Cap Value Fund - Class 1	83,141	(922)	854	9,624	9,556	1,836	(446)	(919)	1,880	2,351	11,907	95,048
Columbia VP Small Cap Value Fund - Class 2	1,159,632	(5,262)	80,691	11,645	87,074	23,434	(115,035)	(14,134)	23,307	(82,428)	4,646	1,164,278
Columbia VP Small Company Growth Fund - Class 2	152,100	2,361	(1,123)	32,987	34,225	-	(400)	(1,538)	-	(1,938)	32,287	184,387
DWS Global Small Cap VIP - Class A	65,116	57	4,305	(2,622)	1,740	-	(5,240)	(191)	(35,536)	(40,967)	(39,227)	25,889
DWS International Growth VIP - Class A	97,536	267	2,586	5,926	8,779	17,955	(16,442)	(796)	257	974	9,753	107,289
Federated Hermes Government Money Fund II - Service Shares	225,647	9,592	-	-	9,592	40,284	(9,806)	(2,523)	13,233	41,188	50,780	276,427

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Federated Hermes Managed Volatility Fund II - Primary Shares	$835,146	$10,308	$477	$108,051	$118,836	$17,704	$(5,151)	$(5,885)	$(28,352)	$(21,684)	$97,152	$932,298
Federated Hermes Quality Bond Fund II - Primary Shares	2,535,744	51,321	(24,829)	45,686	72,178	56,747	(253,711)	(29,767)	113,774	(112,957)	(40,779)	2,494,965
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,267,634	(36,547)	733,786	328,798	1,026,037	58,368	(392,454)	(36,942)	(84,231)	(455,259)	570,778	3,838,412
Fidelity® VIP Growth Portfolio - Service Class 2	2,308,783	(25,726)	735,416	(69,939)	639,751	33,383	(271,023)	(28,896)	(115,119)	(381,655)	258,096	2,566,879
Fidelity® VIP High Income Portfolio - Service Class 2	1,118,222	58,962	(23,539)	47,497	82,920	18,582	(116,148)	(13,741)	42,453	(68,854)	14,066	1,132,288
Fidelity® VIP Index 500 Portfolio - Service Class 2	408,701	199	46,507	86,970	133,676	3,480	(78,523)	(6,316)	211,384	130,025	263,701	672,402
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,373,568	(9,657)	239,290	(15,403)	214,230	13,352	(168,712)	(14,489)	(37,506)	(207,355)	6,875	1,380,443
Fidelity® VIP Real Estate Portfolio - Service Class 2	900,003	24,315	7,166	14,996	46,477	21,148	(85,573)	(10,775)	(44,339)	(119,539)	(73,062)	826,941
Franklin Mutual Shares VIP Fund - Class 2	2,705,289	26,411	20,734	222,349	269,494	38,017	(322,483)	(36,507)	(6,342)	(327,315)	(57,821)	2,647,468
Franklin Small Cap Value VIP Fund - Class 2	243,563	(185)	6,729	19,451	25,995	1,608	(5,717)	(1,932)	254	(5,787)	20,208	263,771
Franklin U.S. Government Securities VIP Fund - Class 2	2,144,160	44,578	(52,035)	15,608	8,151	54,905	(248,728)	(26,634)	108,847	(111,610)	(103,459)	2,040,701
Templeton Global Bond VIP Fund - Class 2	964,487	(9,205)	(54,620)	(53,500)	(117,325)	31,849	(107,200)	(12,003)	68,936	(18,418)	(135,743)	828,744
LVIP JPMorgan Small Cap Core Fund - Service	57,828	(198)	(573)	6,512	5,741	-	(2,192)	(313)	(3,438)	(5,943)	(202)	57,626
T. Rowe Price All-Cap Opportunities Portfolio	155,229	(1,882)	26,971	15,557	40,646	2,789	(1,049)	(1,628)	42,690	42,802	83,448	238,677
T. Rowe Price Equity Income Portfolio	1,197,615	10,863	86,355	30,795	128,013	35,604	(25,853)	(9,214)	(3,783)	(3,246)	124,767	1,322,382
T. Rowe Price Moderate Allocation Portfolio	161,263	1,591	7,478	3,142	12,211	2,550	(2,373)	(851)	(41,414)	(42,088)	(29,877)	131,386

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price International Stock Portfolio	$2,790,160	$(2,576)	$90,402	$(18,872)	$68,954	$47,582	$(342,497)	$(35,509)	$56,403	$(274,021)	$(205,067)	$2,585,093

See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Product A & B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$565,662	$(4,028)	$87,902	$32,115	$115,989	$11,944	$(74,131)	$(577)	$644	$(62,120)	$53,869	$619,531
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,152,103	(28,380)	337,499	637,750	946,869	65,497	(308,034)	(5,207)	(392,653)	(640,397)	306,472	5,458,575
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,197,572	(7,801)	149,159	166,698	308,056	24,397	(122,156)	(1,271)	145,942	46,912	354,968	1,552,540
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,332,912	(21,586)	21,648	180,785	180,847	44,252	(210,724)	(1,842)	(648)	(168,962)	11,885	2,344,797
CVT NASDAQ-100 Index Portfolio	9,673,645	(110,147)	894,360	4,181,950	4,966,163	69,460	(593,248)	(6,402)	(184,678)	(714,868)	4,251,295	13,924,940
CVT Russell 2000® Small Cap Index Portfolio	4,860,041	(19,143)	18,232	685,540	684,629	44,699	(589,338)	(3,018)	(328,142)	(875,799)	(191,170)	4,668,871
CVT S&P MidCap 400 Index Portfolio	5,752,954	(3,586)	422,146	384,327	802,887	53,477	(681,990)	(4,194)	(105,823)	(738,530)	64,357	5,817,311
Federated Hermes Government Money Fund II - Service Shares	1,689,076	54,077	-	-	54,077	41,073	(92,345)	(2,138)	91,615	38,205	92,282	1,781,358
Federated Hermes Managed Volatility Fund II - Primary Shares	27,991,477	175,027	(1,093,065)	2,852,589	1,934,551	335,465	(2,321,305)	(28,051)	(423,173)	(2,437,064)	(502,513)	27,488,964
Federated Hermes Quality Bond Fund II - Primary Shares	15,677,400	216,546	(225,738)	733,240	724,048	211,148	(1,037,723)	(15,361)	(44,802)	(886,738)	(162,690)	15,514,710
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,566,898	(215,596)	2,087,084	5,954,644	7,826,132	280,545	(2,315,438)	(21,535)	(1,024,511)	(3,080,939)	4,745,193	30,312,091
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,173,841	15,287	342,182	306,842	664,311	21,754	(517,964)	(3,471)	(162,175)	(661,856)	2,455	4,176,296
Fidelity® VIP Growth Portfolio - Initial Class	13,015,832	(150,247)	1,374,384	2,816,241	4,040,378	103,284	(2,108,188)	(9,421)	271,122	(1,743,203)	2,297,175	15,313,007
Fidelity® VIP High Income Portfolio - Service Class 2	5,604,985	250,230	(92,386)	323,902	481,746	79,724	(323,305)	(5,306)	(255,042)	(503,929)	(22,183)	5,582,802
Fidelity® VIP Index 500 Portfolio - Initial Class	14,804,437	33,595	2,010,244	1,478,454	3,522,293	135,442	(2,017,286)	(9,216)	126,498	(1,764,562)	1,757,731	16,562,168

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$10,719,621	$(93,153)	$476,511	$973,503	$1,356,861	$123,980	$(755,840)	$(8,755)	$(479,636)	$(1,120,251)	$236,610	$10,956,231
Fidelity® VIP Overseas Portfolio - Initial Class	3,244,656	(5,741)	143,393	473,699	611,351	57,411	(348,450)	(2,583)	(83,325)	(376,947)	234,404	3,479,060
Franklin Global Real Estate VIP Fund - Class 2	2,495,639	41,716	(86,522)	284,699	239,893	45,968	(146,537)	(2,812)	(9,797)	(113,178)	126,715	2,622,354
Franklin Mutual Shares VIP Fund - Class 2	4,298,335	29,111	202,011	258,128	489,250	58,394	(312,660)	(3,992)	(102,472)	(360,730)	128,520	4,426,855
Franklin Small Cap Value VIP Fund - Class 2	4,510,584	(32,094)	71,245	451,484	490,635	66,836	(213,150)	(5,411)	(103,634)	(255,359)	235,276	4,745,860
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,386,880	(45,284)	(160,581)	1,023,410	817,545	36,679	(192,287)	(3,663)	(133,761)	(293,032)	524,513	3,911,393
Franklin U.S. Government Securities VIP Fund - Class 2	5,104,894	75,922	(131,995)	202,940	146,867	82,972	(497,985)	(5,508)	670	(419,851)	(272,984)	4,831,910
Templeton Growth VIP Fund - Class 2	1,557,522	34,397	(41,872)	298,973	291,498	19,599	(152,571)	(1,601)	(21,940)	(156,513)	134,985	1,692,507
LVIP American Century Capital Appreciation Fund – Standard II	2,177,021	(28,096)	(33,016)	464,154	403,042	42,447	(158,581)	(2,287)	(87,600)	(206,021)	197,021	2,374,042
LVIP American Century Inflation Protection Fund – Standard II	250,836	5,791	(3,721)	3,100	5,170	3,047	(35,694)	(276)	24,190	(8,733)	(3,563)	247,273
LVIP American Century Mid Cap Value Fund – Standard II	1,380,016	14,408	140,522	(93,749)	61,181	6,893	(45,382)	(389)	(11,501)	(50,379)	10,802	1,390,818
LVIP American Century Ultra Fund – Standard II	1,936,232	(28,435)	223,857	586,690	782,112	26,632	(118,775)	(1,955)	(104,863)	(198,961)	583,151	2,519,383
LVIP American Century Value Fund – Standard II	3,465,535	38,205	300,308	(85,312)	253,201	50,072	(137,181)	(3,169)	(108,844)	(199,122)	54,079	3,519,614
LVIP JPMorgan Mid Cap Value Fund - Standard	6,518,670	120,722	519,487	(57,584)	582,625	76,115	(479,535)	(5,673)	(45,803)	(454,896)	127,729	6,646,399
LVIP JPMorgan Small Cap Core Fund - Standard	2,168,845	1,535	5,092	224,110	230,737	29,450	(258,340)	(1,872)	(27,954)	(258,716)	(27,979)	2,140,866
T. Rowe Price All-Cap Opportunities Portfolio	6,157,374	(67,202)	733,956	963,587	1,630,341	63,438	(567,291)	(4,406)	(139,221)	(647,480)	982,861	7,140,235

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price Equity Income Portfolio	$10,357,945	$86,602	$378,897	$336,531	$802,030	$81,004	$(574,551)	$(10,204)	$(464,627)	$(968,378)	$(166,348)	$10,191,597
T. Rowe Price Mid-Cap Growth Portfolio	9,644,288	(123,093)	708,691	1,108,856	1,694,454	79,418	(1,090,344)	(5,049)	(323,537)	(1,339,512)	354,942	9,999,230
T. Rowe Price Moderate Allocation Portfolio	8,115,868	83,967	(114,673)	1,073,014	1,042,308	70,174	(994,829)	(7,451)	(225,630)	(1,157,736)	(115,428)	8,000,440
T. Rowe Price International Stock Portfolio	6,519,651	(20,259)	(74,506)	995,106	900,341	87,186	(327,355)	(5,870)	(877,738)	(1,123,777)	(223,436)	6,296,215

Product C
CVT EAFE International Index Portfolio - Class F	$121,651	$2,641	$200	$16,973	$19,814	$375	$(850)	$(956)	$-	$(1,431)	$18,383	$140,034
CVT NASDAQ-100 Index Portfolio	500,715	(4,172)	14,773	251,982	262,583	6,964	(2,584)	(3,595)	(18,339)	(17,554)	245,029	745,744
CVT Russell 2000® Small Cap Index Portfolio - Class F	132,575	(271)	(1,788)	18,163	16,104	-	(34,715)	(804)	10	(35,509)	(19,405)	113,170
CVT S&P MidCap 400 Index Portfolio - Class F	1,898,424	3,543	69,212	185,554	258,309	24,628	(335,982)	(23,583)	18,253	(316,684)	(58,375)	1,840,049
Columbia VP Overseas Core Fund - Class 1	23,380	225	(16)	3,219	3,428	600	-	(109)	-	491	3,919	27,299
Columbia VP Select Mid Cap Value Fund - Class 1	77,745	(797)	7,038	(228)	6,013	1,456	(2,344)	(802)	1,073	(617)	5,396	83,141
Columbia VP Small Cap Value Fund - Class 2	1,124,751	(6,258)	27,817	193,233	214,792	18,627	(194,927)	(14,053)	10,442	(179,911)	34,881	1,159,632
Columbia VP Small Company Growth Fund - Class 2	122,717	(1,377)	(1,623)	33,648	30,648	-	-	(1,265)	-	(1,265)	29,383	152,100
DWS Global Small Cap VIP - Class A	53,858	(67)	33	12,566	12,532	-	(1,113)	(307)	146	(1,274)	11,258	65,116
DWS International Growth VIP - Class A	88,170	(203)	326	12,890	13,013	490	(3,459)	(695)	17	(3,647)	9,366	97,536
Federated Hermes Government Money Fund II - Service Shares	345,870	9,928	-	-	9,928	11,410	(19,815)	(2,892)	(118,854)	(130,151)	(120,223)	225,647

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,008,967	$9,061	$(27,727)	$89,089	$70,423	$24,682	$(166,547)	$(6,847)	$(95,532)	$(244,244)	$(173,821)	$835,146
Federated Hermes Quality Bond Fund II - Primary Shares	2,847,571	47,174	(70,406)	156,366	133,134	38,346	(486,867)	(31,948)	35,508	(444,961)	(311,827)	2,535,744
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,045,259	(23,980)	268,909	638,791	883,720	44,305	(453,276)	(33,944)	(218,430)	(661,345)	222,375	3,267,634
Fidelity® VIP Growth Portfolio - Service Class 2	2,049,574	(21,436)	223,787	447,415	649,766	27,655	(315,811)	(26,000)	(76,401)	(390,557)	259,209	2,308,783
Fidelity® VIP High Income Portfolio - Service Class 2	1,177,803	50,409	(45,952)	95,232	99,689	15,896	(186,060)	(14,237)	25,131	(159,270)	(59,581)	1,118,222
Fidelity® VIP Index 500 Portfolio - Service Class 2	355,652	988	22,334	59,464	82,786	3,683	(30,262)	(2,839)	(319)	(29,737)	53,049	408,701
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,337,288	(8,297)	31,811	151,506	175,020	11,285	(144,917)	(14,052)	8,944	(138,740)	36,280	1,373,568
Fidelity® VIP Real Estate Portfolio - Service Class 2	866,474	11,241	10,263	62,188	83,692	10,678	(129,808)	(10,956)	79,923	(50,163)	33,529	900,003
Franklin Mutual Shares VIP Fund - Class 2	2,841,149	22,807	41,537	258,113	322,457	27,555	(488,895)	(37,103)	40,126	(458,317)	(135,860)	2,705,289
Franklin Small Cap Value VIP Fund - Class 2	219,122	(1,005)	11,001	15,213	25,209	2,004	(1,079)	(1,725)	32	(768)	24,441	243,563
Franklin U.S. Government Securities VIP Fund - Class 2	2,437,111	40,214	(105,711)	142,282	76,785	26,021	(414,575)	(28,773)	47,591	(369,736)	(292,951)	2,144,160
Templeton Global Bond VIP Fund - Class 2	1,076,224	(9,858)	(70,548)	98,347	17,941	9,818	(164,312)	(13,123)	37,939	(129,678)	(111,737)	964,487
LVIP JPMorgan Small Cap Core Fund - Service	54,171	(5)	(741)	6,875	6,129	-	(2,174)	(298)	-	(2,472)	3,657	57,828
T. Rowe Price All-Cap Opportunities Portfolio	142,294	(1,210)	4,753	33,460	37,003	4,790	(26,216)	(1,332)	(1,310)	(24,068)	12,935	155,229
T. Rowe Price Equity Income Portfolio	1,184,211	12,732	36,131	44,635	93,498	21,360	(113,825)	(8,309)	20,680	(80,094)	13,404	1,197,615
T. Rowe Price Moderate Allocation Portfolio	153,104	1,972	(2,012)	20,589	20,549	2,620	(14,508)	(940)	438	(12,390)	8,159	161,263

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price International Stock Portfolio	$3,011,775	$(1,969)	$(82,295)	$504,026	$419,762	$29,801	$(455,256)	$(37,262)	$(178,660)	$(641,377)	$(221,615)	$2,790,160

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Insurance and Financial Services, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Trust, Inc. (2)
CVT EAFE International Index Portfolio - Class F (2)	C
CVT NASDAQ-100 Index Portfolio (2)	A, B & C
CVT Russell 2000® Small Cap Index Portfolio (2)	A & B
CVT Russell 2000® Small Cap Index Portfolio - Class F (2)	C
CVT S&P MidCap 400 Index Portfolio (2)	A & B
CVT S&P MidCap 400 Index Portfolio - Class F (2)	C
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	C
Columbia VP Select Mid Cap Value Fund - Class 1	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A	C
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
Lincoln Variable Insurance Products Trust
LVIP American Century Capital Appreciation Fund – Standard II (1)	A & B
LVIP American Century Inflation Protection Bond Fund – Standard II (1)	A & B
LVIP American Century Mid Cap Value Fund – Standard II (1)	A & B
LVIP American Century Ultra Fund – Standard II (1)	A & B
LVIP American Century Value Fund – Standard II (1)	A & B
LVIP JPMorgan Mid Cap Value Fund – Standard	A & B
LVIP JPMorgan Small Cap Core Fund – Standard	A & B
LVIP JPMorgan Small Cap Core Fund – Service	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio	A, B & C
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(1)	On April 26, 2024, American Century Variable Portfolios, Inc. funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the American Century Variable Portfolios, Inc. funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund

(2)	On May 1, 2024, Calvert Variable Products, Inc. changed its name to Calvert Variable Trust, Inc. and each fund was renamed as noted below.

Current name	Former name
CVT EAFE International Index Portfolio – Class F	Calvert VP EAFE International Index Portfolio – Class F
CVT NASDAQ-100 Index Portfolio	Calvert VP NASDAQ-100 Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F
CVT S&P MidCap 400 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
CVT S&P MidCap 400 Index Portfolio – Class F	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2024, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2024:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A & B:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$16,134	$75,378

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	480,599	833,971
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	126,816	243,141
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	95,967	551,512

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	1,789,434	2,160,587
CVT Russell 2000® Small Cap Index Portfolio	257,151	527,554
CVT S&P MidCap 400 Index Portfolio	455,102	950,317

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	250,994	196,088
Federated Hermes Managed Volatility Fund II - Primary Shares	853,184	3,897,231
Federated Hermes Quality Bond Fund II - Primary Shares	762,469	1,975,487

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,472,037	5,418,356
Fidelity® VIP Growth & Income Portfolio - Initial Class	430,596	652,637
Fidelity® VIP Growth Portfolio - Initial Class	4,013,276	2,480,405
Fidelity® VIP High Income Portfolio - Service Class 2	456,308	670,448
Fidelity® VIP Index 500 Portfolio - Initial Class	580,912	1,970,080
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,577,299	1,470,824
Fidelity® VIP Overseas Portfolio - Initial Class	248,258	805,668

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	151,042	381,715
Franklin Mutual Shares VIP Fund - Class 2	232,300	539,330
Franklin Small Cap Value VIP Fund - Class 2	239,263	444,751
Franklin Small-Mid Cap Growth VIP Fund - Class 2	31,971	474,684
Franklin U.S. Government Securities VIP Fund - Class 2	216,092	629,627
Templeton Growth VIP Fund - Class 2	56,643	247,325

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	$186,229	$307,360
LVIP American Century Inflation Protection Fund - Standard II	17,290	19,795
LVIP American Century Mid Cap Value Fund - Standard II	102,330	263,171
LVIP American Century Ultra Fund - Standard II	294,511	469,325
LVIP American Century Value Fund - Standard II	381,733	490,090
LVIP JPMorgan Mid Cap Value Fund - Standard	1,169,595	930,779
LVIP JPMorgan Small Cap Core Fund - Standard	78,033	291,850

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	1,097,513	1,149,622
T. Rowe Price Equity Income Portfolio	1,089,870	1,459,865
T. Rowe Price Mid-Cap Growth Portfolio	1,310,918	1,699,734
T. Rowe Price Moderate Allocation Portfolio	535,043	942,423

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	267,834	846,871

Product C:
Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	$3,965	$7,173
CVT NASDAQ-100 Index Portfolio	398,175	193,526
CVT Russell 2000® Small Cap Index Portfolio - Class F	3,877	3,940
CVT S&P MidCap 400 Index Portfolio - Class F	167,028	362,631

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	1,743	8,100
Columbia VP Select Mid Cap Value Fund - Class 1	3,581	2,152
Columbia VP Small Cap Value Fund - Class 2	136,166	170,908
Columbia VP Small Company Growth Fund - Class 2	4,066	3,643

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	1,659	41,322

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	19,584	18,343

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	67,019	16,239
Federated Hermes Managed Volatility Fund II - Primary Shares	40,264	51,640
Federated Hermes Quality Bond Fund II - Primary Shares	276,864	338,500

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	634,702	674,373
Fidelity® VIP Growth Portfolio - Service Class 2	652,447	495,047
Fidelity® VIP High Income Portfolio - Service Class 2	141,369	151,261
Fidelity® VIP Index 500 Portfolio - Service Class 2	232,684	102,066
Fidelity® VIP Mid Cap Portfolio - Service Class 2	232,704	264,298
Fidelity® VIP Real Estate Portfolio - Service Class 2	96,327	191,551

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	$191,536	$435,960
Franklin Small Cap Value VIP Fund - Class 2	9,695	9,800
Franklin U.S. Government Securities VIP Fund - Class 2	276,093	343,125
Templeton Global Bond VIP Fund - Class 2	123,604	151,227

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Small Cap Core Fund - Service	1,265	6,523

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	82,058	15,086
T. Rowe Price Equity Income Portfolio	143,395	49,779
T. Rowe Price Moderate Allocation Portfolio	9,643	46,536

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	198,713	408,961

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2024 and 2023:

	Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A & B:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	250	1,677	(1,427)	513	2,430	(1,917)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,182	15,551	(14,369)	1,164	16,308	(15,144)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	765	4,366	(3,601)	4,253	3,091	1,162
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	3,093	18,458	(15,365)	2,644	8,679	(6,035)

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	5,994	15,010	(9,016)	5,922	12,937	(7,015)
CVT Russell 2000® Small Cap Index Portfolio	2,533	9,815	(7,282)	6,797	26,781	(19,984)
CVT S&P MidCap 400 Index Portfolio	2,401	13,323	(10,922)	4,988	17,617	(12,629)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	18,238	18,771	(533)	30,687	26,667	4,020
Federated Hermes Managed Volatility Fund II - Primary Shares	13,743	186,060	(172,317)	21,156	164,448	(143,292)
Federated Hermes Quality Bond Fund II - Primary Shares	29,482	153,372	(123,890)	28,494	107,119	(78,625)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,164	72,251	(65,087)	8,813	66,229	(57,416)
Fidelity® VIP Growth & Income Portfolio - Initial Class	2,290	14,944	(12,654)	3,143	22,934	(19,791)
Fidelity® VIP Growth Portfolio - Initial Class	5,611	39,054	(33,443)	12,003	56,672	(44,669)
Fidelity® VIP High Income Portfolio - Service Class 2	4,906	21,941	(17,035)	5,120	24,350	(19,230)
Fidelity® VIP Index 500 Portfolio - Initial Class	8,254	38,875	(30,621)	21,988	68,359	(46,371)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	885	19,827	(18,942)	1,646	21,164	(19,518)
Fidelity® VIP Overseas Portfolio - Initial Class	3,034	33,682	(30,648)	11,970	28,968	(16,998)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	5,795	17,915	(12,120)	6,530	12,683	(6,153)
Franklin Mutual Shares VIP Fund - Class 2	2,139	15,879	(13,740)	5,728	19,139	(13,411)
Franklin Small Cap Value VIP Fund - Class 2	1,678	6,990	(5,312)	1,750	6,820	(5,070)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	864	9,376	(8,512)	1,851	9,296	(7,445)
Franklin U.S. Government Securities VIP Fund - Class 2	6,346	44,216	(37,870)	9,029	42,215	(33,186)
Templeton Growth VIP Fund - Class 2	1,717	9,633	(7,916)	1,036	8,395	(7,359)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	831	5,654	(4,823)	831	5,812	(4,981)
LVIP American Century Inflation Protection Fund - Standard II	583	1,235	(652)	1,915	2,576	(661)
LVIP American Century Mid Cap Value Fund - Standard II	342	6,545	(6,203)	772	2,271	(1,499)
LVIP American Century Ultra Fund - Standard II	1,131	6,308	(5,177)	817	4,566	(3,749)
LVIP American Century Value Fund - Standard II	2,626	14,157	(11,531)	7,195	14,290	(7,095)
LVIP JPMorgan Mid Cap Value Fund - Standard	1,136	12,882	(11,746)	4,473	12,381	(7,908)
LVIP JPMorgan Small Cap Core Fund - Standard	762	5,548	(4,786)	1,618	7,830	(6,212)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	3,683	16,215	(12,532)	3,825	16,151	(12,326)
T. Rowe Price Equity Income Portfolio	6,658	33,404	(26,746)	3,331	29,967	(26,636)
T. Rowe Price Mid-Cap Growth Portfolio	5,445	18,711	(13,266)	867	18,599	(17,732)
T. Rowe Price Moderate Allocation Portfolio	4,514	24,796	(20,282)	2,650	40,530	(37,880)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	4,302	39,494	(35,192)	5,242	67,712	(62,470)

Product C:
Calvert Variable Trust, Inc.:
CVT EAFE International Index Portfolio - Class F	-	411	(411)	32	151	(119)
CVT NASDAQ-100 Index Portfolio	3,507	1,811	1,696	272	503	(231)
CVT Russell 2000® Small Cap Index Portfolio - Class F	-	93	(93)	2	1,375	(1,373)
CVT S&P MidCap 400 Index Portfolio - Class F	1,852	9,488	(7,636)	3,726	13,853	(10,127)

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	43	576	(533)	47	7	40
Columbia VP Select Mid Cap Value Fund - Class 1	118	42	76	739	801	(62)
Columbia VP Small Cap Value Fund - Class 2	2,374	4,715	(2,341)	3,918	9,822	(5,904)
Columbia VP Small Company Growth Fund - Class 2	-	52	(52)	-	42	(42)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	-	2,181	(2,181)	10	80	(70)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	1,190	1,087	103	35	285	(250)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	5,639	1,386	4,253	4,237	17,928	(13,691)
Federated Hermes Managed Volatility Fund II - Primary Shares	1,182	2,280	(1,098)	2,834	16,445	(13,611)
Federated Hermes Quality Bond Fund II - Primary Shares	16,739	25,848	(9,109)	13,733	51,586	(37,853)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,301	14,023	(9,722)	3,506	23,525	(20,019)
Fidelity® VIP Growth Portfolio - Service Class 2	1,571	8,138	(6,567)	4,012	13,354	(9,342)
Fidelity® VIP High Income Portfolio - Service Class 2	3,969	7,627	(3,658)	3,964	13,346	(9,382)
Fidelity® VIP Index 500 Portfolio - Service Class 2	5,218	1,931	3,287	566	1,399	(833)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,387	7,811	(6,424)	3,319	8,445	(5,126)
Fidelity® VIP Real Estate Portfolio - Service Class 2	3,378	9,227	(5,849)	6,255	8,894	(2,639)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	3,687	17,634	(13,947)	9,546	32,016	(22,470)
Franklin Small Cap Value VIP Fund - Class 2	59	240	(181)	524	561	(37)
Franklin U.S. Government Securities VIP Fund - Class 2	18,982	28,824	(9,842)	14,190	47,680	(33,490)
Templeton Global Bond VIP Fund - Class 2	9,968	11,480	(1,512)	5,557	15,534	(9,977)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Small Cap Core Fund - Service	1	183	(182)	-	87	(87)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	796	182	614	82	517	(435)
T. Rowe Price Equity Income Portfolio	1,264	1,330	(66)	2,640	5,795	(3,155)
T. Rowe Price Moderate Allocation Portfolio	130	1,879	(1,749)	1,180	1,764	(584)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	6,636	22,964	(16,328)	9,420	51,678	(42,258)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2024, 2023, 2022, 2021 and 2020, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A and B:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2024	15,417	$45.25	$697,619	0.37%	1.25%	23.03%
2023	16,844	36.78	619,531	0.55	1.25	21.99
2022	18,761	30.15	565,662	0.31	1.25	(24.02)
2021	23,302	39.68	924,592	0.60	1.25	25.13
2020	22,015	31.71	698,137	0.98	1.25	22.29
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2024	104,204	51.28	5,344,052	0.42	1.25	11.38
2023	118,573	46.04	5,458,575	0.71	1.25	19.49
2022	133,717	38.53	5,152,103	0.65	1.25	(19.07)
2021	159,968	47.61	7,616,347	0.44	1.25	25.55
2020	181,670	37.92	6,888,708	0.79	1.25	22.16
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2024	29,772	56.38	1,678,651	0.53	1.25	21.20
2023	33,373	46.52	1,552,540	0.66	1.25	25.12
2022	32,211	37.18	1,197,572	0.79	1.25	(15.86)
2021	34,415	44.19	1,520,849	0.48	1.25	24.09
2020	34,769	35.61	1,238,291	0.77	1.25	23.09
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2024	66,305	29.66	1,966,781	0.68	1.25	3.31
2023	81,670	28.71	2,344,797	0.33	1.25	7.93
2022	87,705	26.60	2,332,912	-	1.25	(17.65)
2021	94,039	32.30	3,037,462	0.11	1.25	15.03
2020	106,548	28.08	2,991,997	0.67	1.25	18.38
CVT NASDAQ-100 Index Portfolio:
2024	109,021	145.87	15,902,662	0.34	1.25	23.65
2023	118,037	117.97	13,924,940	0.33	1.25	52.49
2022	125,052	77.36	9,673,645	0.18	1.25	(33.47)
2021	136,059	116.28	15,821,332	0.27	1.25	25.30
2020	153,387	92.80	14,233,906	0.47	1.25	46.40
CVT Russell 2000® Small Cap Index Portfolio:
2024	93,241	51.02	4,757,116	1.24	1.25	9.84
2023	100,523	46.45	4,668,871	0.84	1.25	15.17
2022	120,507	40.33	4,860,041	0.82	1.25	(21.49)
2021	126,572	51.37	6,502,424	0.74	1.25	13.10
2020	140,748	45.42	6,392,427	1.07	1.25	18.16

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

CVT S&P MidCap 400 Index Portfolio:
2024	83,172	$69.31	$5,764,459	1.16%	1.25%	12.12%
2023	94,094	61.82	5,817,311	1.18	1.25	14.67
2022	106,723	53.91	5,752,954	0.94	1.25	(14.40)
2021	111,952	62.98	7,050,226	0.81	1.25	22.89
2020	126,490	51.25	6,482,579	1.22	1.25	11.92
Federated Hermes Government Money Fund II - Service Shares:
2024	189,608	9.69	1,836,264	4.58	1.25	3.42
2023	190,141	9.37	1,781,358	4.44	1.25	3.19
2022	186,121	9.08	1,689,076	1.15	1.25	-
2021	196,092	9.08	1,781,132	-	1.25	(1.30)
2020	220,118	9.20	2,024,321	0.12	1.25	(0.97)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2024	1,367,424	20.37	27,859,129	2.25	1.25	14.12
2023	1,539,741	17.85	27,488,964	1.89	1.25	7.34
2022	1,683,033	16.63	27,991,477	1.91	1.25	(14.81)
2021	1,835,122	19.52	35,830,299	1.81	1.25	17.03
2020	2,035,893	16.68	33,960,432	2.61	1.25	(0.30)
Federated Hermes Quality Bond Fund II - Primary Shares:
2024	1,202,195	12.00	14,429,999	3.01	1.25	2.56
2023	1,326,085	11.70	15,514,710	2.65	1.25	4.84
2022	1,404,710	11.16	15,677,400	2.60	1.25	(10.43)
2021	1,494,543	12.46	18,614,821	2.46	1.25	(2.58)
2020	1,522,695	12.79	19,474,319	2.83	1.25	6.76
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2024	448,670	77.96	34,976,483	0.18	1.25	32.14
2023	513,757	59.00	30,312,091	0.48	1.25	31.81
2022	571,173	44.76	25,566,898	0.49	1.25	(27.22)
2021	645,253	61.50	39,685,977	0.06	1.25	26.26
2020	716,305	48.71	34,893,768	0.25	1.25	28.93
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2024	102,484	43.78	4,486,551	1.40	1.25	20.71
2023	115,138	36.27	4,176,296	1.60	1.25	17.26
2022	134,929	30.93	4,173,841	1.67	1.25	(6.13)
2021	138,934	32.95	4,577,932	2.35	1.25	24.39
2020	155,353	26.49	4,115,011	2.08	1.25	6.51
Fidelity® VIP Growth Portfolio - Initial Class:
2024	277,307	63.45	17,596,190	-	1.25	28.75
2023	310,750	49.28	15,313,007	0.13	1.25	34.57
2022	355,419	36.62	13,015,832	0.63	1.25	(25.39)
2021	395,059	49.08	19,390,261	-	1.25	21.70
2020	440,744	40.33	17,776,107	0.08	1.25	42.11

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP High Income Portfolio - Service Class 2:
2024	189,441	$29.00	$5,494,358	6.03%	1.25%	7.25%
2023	206,476	27.04	5,582,802	5.65	1.25	8.90
2022	225,706	24.83	5,604,985	4.96	1.25	(12.79)
2021	244,871	28.47	6,970,543	5.23	1.25	3.00
2020	244,384	27.64	6,753,851	4.82	1.25	1.17
Fidelity® VIP Index 500 Portfolio - Initial Class:
2024	375,682	50.28	18,888,911	1.27	1.25	23.36
2023	406,303	40.76	16,562,168	1.45	1.25	24.65
2022	452,674	32.70	14,804,437	1.45	1.25	(19.24)
2021	476,879	40.49	19,306,994	1.25	1.25	27.01
2020	525,777	31.88	16,762,415	1.72	1.25	16.78
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2024	159,461	71.07	11,332,146	0.34	1.25	15.73
2023	178,403	61.41	10,956,231	0.38	1.25	13.39
2022	197,921	54.16	10,719,621	0.26	1.25	(16.02)
2021	214,795	64.49	13,851,987	0.35	1.25	23.76
2020	244,770	52.11	12,754,531	0.40	1.25	16.42
Fidelity® VIP Overseas Portfolio - Initial Class:
2024	123,826	23.37	2,893,255	1.58	1.25	3.77
2023	154,474	22.52	3,479,060	1.07	1.25	19.03
2022	171,472	18.92	3,244,656	1.06	1.25	(25.42)
2021	180,975	25.37	4,591,427	0.51	1.25	18.22
2020	195,408	21.46	4,193,468	0.44	1.25	14.21
Franklin Global Real Estate VIP Fund - Class 2:
2024	117,637	19.89	2,340,362	1.83	1.25	(1.58)
2023	129,757	20.21	2,622,354	2.89	1.25	10.08
2022	135,910	18.36	2,495,639	2.38	1.25	(26.97)
2021	146,730	25.14	3,689,465	0.90	1.25	25.20
2020	170,387	20.08	3,421,223	3.25	1.25	(6.56)
Franklin Mutual Shares VIP Fund - Class 2:
2024	138,427	31.97	4,425,279	1.94	1.25	9.90
2023	152,167	29.09	4,426,855	1.90	1.25	12.06
2022	165,578	25.96	4,298,335	1.80	1.25	(8.56)
2021	180,242	28.39	5,117,714	2.82	1.25	17.70
2020	215,068	24.12	5,188,306	2.82	1.25	(6.22)
Franklin Small Cap Value VIP Fund - Class 2:
2024	81,551	60.27	4,915,218	0.94	1.25	10.30
2023	86,863	54.64	4,745,860	0.53	1.25	11.37
2022	91,933	49.06	4,510,584	0.98	1.25	(11.19)
2021	95,517	55.24	5,275,927	0.99	1.25	23.83
2020	110,971	44.61	4,950,342	1.55	1.25	3.89

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2024	80,207	$48.34	$3,877,498	-%	1.25%	9.64%
2023	88,719	44.09	3,911,393	-	1.25	25.18
2022	96,164	35.22	3,386,880	-	1.25	(34.51)
2021	100,469	53.78	5,403,039	-	1.25	8.67
2020	111,289	49.49	5,508,220	-	1.25	53.17
Franklin U.S. Government Securities VIP Fund - Class 2:
2024	330,493	13.13	4,339,757	3.11	1.25	0.08
2023	368,363	13.12	4,831,910	2.77	1.25	3.23
2022	401,549	12.71	5,104,894	2.35	1.25	(10.87)
2021	452,922	14.26	6,459,831	2.65	1.25	(3.06)
2020	397,932	14.71	5,853,411	3.28	1.25	2.58
Templeton Growth VIP Fund - Class 2:
2024	65,757	23.91	1,572,453	0.94	1.25	4.09
2023	73,673	22.97	1,692,507	3.34	1.25	19.51
2022	81,032	19.22	1,557,522	0.16	1.25	(12.60)
2021	80,234	21.99	1,764,405	1.11	1.25	3.58
2020	89,952	21.23	1,909,796	2.96	1.25	4.48
LVIP American Century Capital Appreciation Fund – Standard II:
2024	48,668	54.78	2,666,009	-	1.25	23.43
2023	53,491	44.38	2,374,042	-	1.25	19.20
2022	58,472	37.23	2,177,021	-	1.25	(29.00)
2021	65,336	52.44	3,426,069	-	1.25	9.80
2020	80,384	47.76	3,839,537	-	1.25	40.68
LVIP American Century Inflation Protection Fund – Standard II:
2024	16,733	14.30	239,305	3.98	1.25	0.56
2023	17,385	14.22	247,273	3.57	1.25	2.30
2022	18,046	13.90	250,836	5.50	1.25	(13.93)
2021	15,267	16.15	246,621	3.07	1.25	5.28
2020	20,501	15.34	314,493	1.61	1.25	8.41
LVIP American Century Mid Cap Value Fund – Standard II:
2024	31,151	39.98	1,245,399	2.47	1.25	7.39
2023	37,354	37.23	1,390,818	2.31	1.25	4.81
2022	38,853	35.52	1,380,016	2.21	1.25	(2.42)
2021	48,199	36.40	1,754,265	1.16	1.25	21.70
2020	48,448	29.91	1,449,105	1.83	1.25	(0.03)
LVIP American Century Ultra Fund – Standard II:
2024	36,779	76.38	2,809,106	-	1.25	27.19
2023	41,956	60.05	2,519,383	-	1.25	41.76
2022	45,705	42.36	1,936,232	-	1.25	(33.22)
2021	49,221	63.43	3,121,980	-	1.25	21.65
2020	57,574	52.14	3,002,115	-	1.25	48.00

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Value Fund – Standard II:
2024	104,790	$32.71	$3,428,134	2.87%	1.25%	8.10%
2023	116,321	30.26	3,519,614	2.37	1.25	7.76
2022	123,416	28.08	3,465,535	2.03	1.25	(0.71)
2021	154,285	28.28	4,362,753	1.72	1.25	23.01
2020	192,156	22.99	4,418,523	2.36	1.25	(0.30)
LVIP JPMorgan Mid Cap Value Fund - Standard:
2024	94,475	70.62	6,671,856	1.21	1.25	12.87
2023	106,221	62.57	6,646,399	3.11	1.25	9.54
2022	114,129	57.12	6,518,670	0.95	1.25	(9.29)
2021	130,256	62.97	8,201,775	0.89	1.25	28.30
2020	170,177	49.08	8,353,037	1.51	1.25	(0.89)
LVIP JPMorgan Small Cap Core Fund - Standard:
2024	42,387	50.07	2,122,149	0.77	1.25	10.33
2023	47,173	45.38	2,140,866	1.31	1.25	11.69
2022	53,385	40.63	2,168,845	0.45	1.25	(20.33)
2021	56,635	51.00	2,888,612	0.53	1.25	19.89
2020	67,558	42.54	2,874,131	0.99	1.25	12.27
T. Rowe Price All-Cap Opportunities Portfolio:
2024	112,679	70.48	7,942,114	0.07	1.25	23.58
2023	125,211	57.03	7,140,235	0.24	1.25	27.38
2022	137,537	44.77	6,157,374	-	1.25	(22.48)
2021	151,990	57.75	8,777,412	-	1.25	19.32
2020	174,893	48.40	8,465,654	-	1.25	42.56
T. Rowe Price Equity Income Portfolio:
2024	240,738	42.03	10,118,297	1.82	1.25	10.31
2023	267,484	38.10	10,191,597	2.09	1.25	8.18
2022	294,120	35.22	10,357,945	1.84	1.25	(4.53)
2021	332,619	36.89	12,269,950	1.55	1.25	24.00
2020	387,574	29.75	11,529,883	2.32	1.25	(0.07)
T. Rowe Price Mid-Cap Growth Portfolio:
2024	110,928	86.92	9,641,787	-	1.25	7.96
2023	124,194	80.51	9,999,230	-	1.25	18.48
2022	141,926	67.95	9,644,288	-	1.25	(23.54)
2021	152,197	88.87	13,525,511	-	1.25	13.44
2020	164,581	78.34	12,894,059	-	1.25	22.27
T. Rowe Price Moderate Allocation Portfolio:
2024	222,983	35.75	7,970,655	2.28	1.25	8.70
2023	243,265	32.89	8,000,440	2.28	1.25	13.92
2022	281,145	28.87	8,115,868	1.54	1.25	(19.31)
2021	306,294	35.78	10,959,416	0.97	1.25	8.72
2020	347,344	32.91	11,433,027	1.37	1.25	13.09

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2024	295,651	$19.41	$5,737,162	0.90%	1.25%	2.00%
2023	330,843	19.03	6,296,215	0.93	1.25	14.78
2022	393,313	16.58	6,519,651	0.77	1.25	(16.85)
2021	394,793	19.94	7,870,552	0.55	1.25	0.10
2020	445,697	19.92	8,879,057	0.55	1.25	13.05

Product C:
CVT EAFE International Index Portfolio - Class F:
2024	10,509	$13.07	$137,347	2.73%	1.00%	1.95%
2023	10,920	12.82	140,034	3.00	1.00	16.33
2022	11,039	11.02	121,651	3.47	1.00	(15.62)
2021	12,602	13.06	164,517	1.66	1.00	9.56
2020	17,530	11.92	208,880	3.44	1.00	6.52
CVT NASDAQ-100 Index Portfolio:
2024	10,422	105.94	1,104,137	0.36	1.00	23.95
2023	8,726	85.47	745,744	0.33	1.00	52.90
2022	8,957	55.90	500,715	0.16	1.00	(33.32)
2021	10,554	83.83	884,725	0.27	1.00	25.63
2020	8,974	66.73	598,864	0.51	1.00	46.76
CVT Russell 2000® Small Cap Index Portfolio - Class F:
2024	3,833	31.68	121,422	1.27	1.00	9.89
2023	3,926	28.83	113,170	0.77	1.00	15.23
2022	5,299	25.02	132,575	0.80	1.00	(21.44)
2021	5,339	31.85	170,072	0.68	1.00	13.18
2020	8,117	28.14	228,453	0.97	1.00	18.19
CVT S&P MidCap 400 Index Portfolio - Class F:
2024	47,443	37.47	1,777,740	1.20	1.00	12.15
2023	55,079	33.41	1,840,049	1.18	1.00	14.77
2022	65,206	29.11	1,898,424	0.90	1.00	(14.38)
2021	74,331	34.00	2,527,072	0.80	1.00	22.97
2020	101,577	27.65	2,808,813	1.18	1.00	11.99
Columbia VP Overseas Core Fund - Class 1:
2024	1,531	13.55	20,732	4.87	1.00	2.42
2023	2,064	13.23	27,299	1.89	1.00	14.55
2022	2,024	11.55	23,380	0.81	1.00	(15.51)
2021	1,984	13.67	27,126	1.27	1.00	8.84
2020	1,961	12.56	24,628	1.53	1.00	8.00
Columbia VP Select Mid Cap Value Fund - Class 1:
2024	3,005	31.63	95,048	-	1.00	11.41
2023	2,929	28.39	83,141	-	1.00	9.19
2022	2,991	26.00	77,745	-	1.00	(10.31)
2021	4,812	28.99	139,518	-	1.00	31.06
2020	5,430	22.12	120,143	-	1.00	6.40

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Columbia VP Small Cap Value Fund - Class 2:
2024	32,709	$35.60	$1,164,278	0.55%	1.00%	7.62%
2023	35,050	33.08	1,159,632	0.43	1.00	20.47
2022	40,954	27.46	1,124,751	0.49	1.00	(9.88)
2021	46,688	30.47	1,422,678	0.47	1.00	27.54
2020	68,165	23.89	1,628,734	0.37	1.00	7.52
Columbia VP Small Company Growth Fund - Class 2:
2024	4,521	40.79	184,387	2.39	1.00	22.64
2023	4,573	33.26	152,100	-	1.00	25.08
2022	4,615	26.59	122,717	-	1.00	(36.60)
2021	5,428	41.94	227,627	-	1.00	(4.07)
2020	6,747	43.72	295,014	-	1.00	68.93
DWS Global Small Cap VIP - Class A:
2024	1,335	19.39	25,889	1.18	1.00	4.70
2023	3,516	18.52	65,116	0.88	1.00	23.30
2022	3,586	15.02	53,858	0.57	1.00	(24.79)
2021	3,951	19.97	78,916	0.35	1.00	13.79
2020	5,085	17.55	89,246	0.80	1.00	16.23
DWS International Growth VIP - Class A:
2024	6,566	16.34	107,289	1.24	1.00	8.28
2023	6,463	15.09	97,536	0.78	1.00	14.93
2022	6,713	13.13	88,170	1.05	1.00	(29.26)
2021	6,776	18.56	125,728	0.34	1.00	7.04
2020	8,848	17.34	153,380	1.28	1.00	21.51
Federated Hermes Government Money Fund II - Service Shares:
2024	27,607	10.01	276,427	4.57	1.00	3.62
2023	23,354	9.66	225,647	4.37	1.00	3.43
2022	37,045	9.34	345,870	1.22	1.00	0.21
2021	30,290	9.32	282,359	-	1.00	(0.96)
2020	31,718	9.41	298,616	0.22	1.00	(0.84)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2024	44,264	21.06	932,298	2.16	1.00	14.39
2023	45,362	18.41	835,146	1.88	1.00	7.60
2022	58,973	17.11	1,008,967	1.85	1.00	(14.62)
2021	61,480	20.04	1,231,799	1.74	1.00	17.40
2020	72,008	17.07	1,229,537	2.61	1.00	(0.12)
Federated Hermes Quality Bond Fund II - Primary Shares:
2024	201,055	12.41	2,494,965	3.01	1.00	2.82
2023	210,164	12.07	2,535,744	2.72	1.00	5.14
2022	248,017	11.48	2,847,571	2.68	1.00	(10.17)
2021	289,399	12.78	3,698,971	2.39	1.00	(2.37)
2020	275,999	13.09	3,613,404	2.91	1.00	7.03

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2024	77,952	$49.24	$3,838,412	0.03%	1.00%	32.12%
2023	87,674	37.27	3,267,634	0.24	1.00	31.79
2022	107,693	28.28	3,045,259	0.26	1.00	(27.21)
2021	113,047	38.85	4,391,913	0.03	1.00	26.26
2020	141,184	30.77	4,344,630	0.09	1.00	28.91
Fidelity® VIP Growth Portfolio - Service Class 2:
2024	41,486	61.87	2,566,879	-	1.00	28.76
2023	48,053	48.05	2,308,783	-	1.00	34.56
2022	57,395	35.71	2,049,574	0.36	1.00	(25.39)
2021	61,315	47.86	2,934,639	-	1.00	21.69
2020	76,840	39.33	3,022,238	0.05	1.00	42.14
Fidelity® VIP High Income Portfolio - Service Class 2:
2024	59,032	19.18	1,132,288	6.16	1.00	7.51
2023	62,690	17.84	1,118,222	5.38	1.00	9.18
2022	72,072	16.34	1,177,803	4.73	1.00	(12.57)
2021	86,911	18.69	1,624,074	5.31	1.00	3.26
2020	85,867	18.10	1,553,946	4.81	1.00	1.40
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2024	13,134	51.19	672,402	1.03	1.00	23.35
2023	9,847	41.50	408,701	1.25	1.00	24.62
2022	10,680	33.30	355,652	1.14	1.00	(19.23)
2021	12,586	41.23	518,860	1.06	1.00	27.02
2020	18,086	32.46	587,151	1.32	1.00	16.76
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2024	41,638	33.15	1,380,443	0.33	1.00	15.99
2023	48,062	28.58	1,373,568	0.37	1.00	13.68
2022	53,188	25.14	1,337,288	0.25	1.00	(15.81)
2021	62,530	29.86	1,867,359	0.34	1.00	24.05
2020	82,062	24.07	1,975,257	0.39	1.00	16.67
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2024	40,385	20.48	826,941	3.82	1.00	5.19
2023	46,234	19.47	900,003	2.30	1.00	9.81
2022	48,873	17.73	866,474	1.09	1.00	(28.39)
2021	53,780	24.76	1,331,844	0.92	1.00	37.25
2020	63,255	18.04	1,141,142	1.89	1.00	(7.72)
Franklin Mutual Shares VIP Fund - Class 2:
2024	110,985	23.85	2,647,468	1.95	1.00	10.16
2023	124,932	21.65	2,705,289	1.83	1.00	12.35
2022	147,402	19.27	2,841,149	1.79	1.00	(8.37)
2021	177,751	21.03	3,738,115	2.81	1.00	18.01
2020	217,587	17.82	3,878,196	2.86	1.00	(6.01)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2024	8,548	$30.86	$263,771	0.93%	1.00%	10.61%
2023	8,729	27.90	243,563	0.55	1.00	11.60
2022	8,766	25.00	219,122	0.97	1.00	(10.94)
2021	9,334	28.07	262,028	0.98	1.00	24.09
2020	10,656	22.62	240,997	1.67	1.00	4.14
Franklin U.S. Government Securities VIP Fund - Class 2:
2024	180,801	11.29	2,040,701	3.10	1.00	0.36
2023	190,643	11.25	2,144,160	2.73	1.00	3.50
2022	224,133	10.87	2,437,111	2.35	1.00	(10.68)
2021	265,688	12.17	3,233,097	2.54	1.00	(2.80)
2020	245,193	12.52	3,069,610	3.23	1.00	2.79
Templeton Global Bond VIP Fund - Class 2:
2024	71,475	11.59	828,744	-	1.00	(12.26)
2023	72,987	13.21	964,487	-	1.00	1.85
2022	82,964	12.97	1,076,224	-	1.00	(5.88)
2021	100,422	13.78	1,384,215	-	1.00	(5.94)
2020	88,110	14.65	1,291,114	8.61	1.00	(6.27)
LVIP JPMorgan Small Cap Core Fund - Service:
2024	1,704	33.82	57,626	0.66	1.00	10.31
2023	1,886	30.66	57,828	0.98	1.00	11.69
2022	1,973	27.45	54,171	0.08	1.00	(20.34)
2021	3,276	34.46	112,917	0.27	1.00	19.86
2020	4,569	28.75	131,373	0.69	1.00	12.22
T. Rowe Price All-Cap Opportunities Portfolio:
2024	3,166	75.38	238,677	0.08	1.00	23.92
2023	2,552	60.83	155,229	0.23	1.00	27.69
2022	2,987	47.64	142,294	-	1.00	(22.28)
2021	7,629	61.30	467,703	-	1.00	19.61
2020	9,565	51.25	490,290	-	1.00	42.92
T. Rowe Price Equity Income Portfolio:
2024	43,479	30.41	1,322,382	1.84	1.00	10.58
2023	43,545	27.50	1,197,615	2.09	1.00	8.44
2022	46,700	25.36	1,184,211	1.84	1.00	(4.30)
2021	53,598	26.50	1,420,148	1.56	1.00	24.35
2020	60,313	21.31	1,285,571	2.27	1.00	0.14
T. Rowe Price Moderate Allocation Portfolio:
2024	5,182	25.35	131,386	2.17	1.00	8.94
2023	6,931	23.27	161,263	2.28	1.00	14.24
2022	7,515	20.37	153,104	1.43	1.00	(19.13)
2021	10,387	25.19	261,626	0.98	1.00	9.00
2020	10,625	23.11	245,588	1.37	1.00	13.40

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2024	158,055	$16.36	$2,585,093	0.91%	1.00%	2.25%
2023	174,383	16.00	2,790,160	0.92	1.00	15.11
2022	216,641	13.90	3,011,775	0.76	1.00	(16.67)
2021	224,010	16.68	3,736,162	0.58	1.00	0.36
2020	246,767	16.62	4,102,638	0.53	1.00	13.29

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Segment Reporting

During 2024, the Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only. Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.